Equity - Non-controlling interests financial information (Details) - USD ($)		12 Months Ended
	Nov. 05, 2009	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-controlling interests		$ 96,640,000	$ 113,738,000	$ 121,825,000
Quebec Silicon General Partner
Proportion of ownership interest in subsidiary		51.00%
WVA Manufacturing, LLC
Additional cost per operating agreement	$ 100
Non-controlling interests		$ 51,936,000	65,576,000
WVA Manufacturing, LLC | Globe Specialty Metals Inc
Production output sold (as a percentage)	51.00%
WVA Manufacturing, LLC | Dow Corning Corporation
Production output sold (as a percentage)	49.00%
WVA Manufacturing, LLC | Dow Corning Corporation | Globe Specialty Metals Inc
Membership interest sold (as a percentage)	49.00%
Quebec Silicon Limited Partnership
Additional cost per operating agreement		50
Non-controlling interests		$ 49,184,000	$ 45,938,000
Quebec Silicon Limited Partnership | Globe Specialty Metals Inc
Production output sold (as a percentage)		51.00%
Quebec Silicon Limited Partnership | Dow Corning Corporation
Production output sold (as a percentage)		49.00%